Income Taxes (Tables)	12 Months Ended
Mar. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of income before income taxes and noncontrolling interest	Income before income taxes is as follows:

	Years Ended March 31
	2016	2015	2014
Current:
U.S.	$220,685	$133,027	$217,673
Non-U.S.	17,722	21,019	665
Income before income taxes	$238,407	$154,046	$218,338

Schedule of income tax provision

Our income tax provision consists of:

	Years Ended March 31
	2016	2015	2014
Current:
Federal	$78,116	$61,202	$64,163
State	8,377	4,866	9,197
Non-U.S.	5,179	9,052	2,845
Deferred:
Federal	(2,248)	150	8,356
State	(308)	410	(60)
Non-U.S.	2,254	(1,162)	580
Income tax provision	$91,370	$74,518	$85,081

Schedule of items responsible for the differences between the federal statutory rate and ATK's effective rate
The items responsible for the differences between the federal statutory rate and our effective rate are as follows:

	Years Ended March 31
	2016	2015	2014
Statutory federal income tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal impact	3.2%	4.7%	4.2%
Domestic manufacturing deduction	(2.2)%	(2.9)%	(3.1)%
Nondeductible transaction costs	0.5%	3.8%	1.0%
Nondeductible goodwill impairment	—%	9.3%	—%
Other	1.8%	(1.5)%	1.9%
Income tax provision	38.3%	48.4%	39.0%

Schedule of components of deferred tax assets and liabilities
As of March 31, 2016 and 2015, the components of deferred tax assets and liabilities were as follows:

	March 31,
	2016	2015
Deferred Tax Assets:
Inventory	$17,356	$22,617
Retirement benefits	25,996	22,594
Accounts receivable	10,952	9,523
Accruals for employee benefits	9,392	8,409
Other reserves	8,373	7,841
Loss and credit carryforwards	3,143	5,072
Other	945	—
Total deferred tax assets	76,157	76,056
Valuation allowance	(3,234)	(4,650)
Total net deferred assets	72,923	71,406
Deferred tax liabilities:
Intangible assets	(184,486)	(186,737)
Property, plant and equipment	(24,394)	(24,785)
Other	—	(2,923)
Total deferred tax liabilities	(208,880)	(214,445)
Net deferred income tax liabilities	$(135,957)	$(143,039)

Schedule of reconciliation of the beginning and ending amount of unrecognized tax benefits, excluding interest and penalties
A reconciliation of the beginning and ending amount of unrecognized tax benefits, excluding interest and penalties, is as follows:

	Year ended March 31, 2016	Year ended March 31, 2015	Year ended March 31, 2014
Unrecognized Tax Benefits—beginning of period	$27,334	$23,237	$4,565
Gross increases—tax positions in prior periods	15,461	2,275	15,536
Gross decreases—tax positions in prior periods	—	(283)	—
Gross increases—current-period tax positions	2,776	2,262	3,220
Settlements	(14,210)	(52)	—
Lapse of statute of limitations	(718)	(105)	(84)
Unrecognized Tax Benefits—end of period	$30,643	$27,334	$23,237